SCHEDULE OF COMMON STOCK FUTURE ISSUANCE (Details) - shares	Sep. 30, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock, capital shares reserved for future issuance	2,662,816	1,326,734
Warrant Outstanding [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock, capital shares reserved for future issuance	1,521,331	1,054,543
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock, capital shares reserved for future issuance	343,241	222,191
Share-Based Payment Arrangement, Option [Member] | Stock Option Available For Future Grant Under 2021 Omnibus Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock, capital shares reserved for future issuance	44,095	50,000
Share-Based Payment Arrangement, Option [Member] | Two Thousand Twenty Two Notes Outstanding [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock, capital shares reserved for future issuance	754,149